Borrowings	6 Months Ended
Jun. 30, 2020
Borrowings
Borrowings

8. Borrowings

	December 31,	June 30,
	2019	2020
Amounts due within one year	115,572	318,256
Less: unamortized deferred loan issuance costs	(5,750)	(5,247)
Borrowings - current portion	109,822	313,009
Amounts due after one year	1,250,059	1,017,510
Less: unamortized deferred loan issuance costs	(13,857)	(11,408)
Borrowings - non-current portion	1,236,202	1,006,102
Total	1,346,024	1,319,111

The main terms of the bank loan facilities, including financial covenants, and the Sponsor Credit Facility have been disclosed in the annual consolidated financial statements for the year ended December 31, 2019. Refer to Note 7 “Borrowings”.

In July 2020, the Partnership successfully refinanced its debt facilities maturing in April and July 2021 (Note 20).

GasLog Partners was in compliance with its financial covenants as of June 30, 2020.